Warrant liability (Tables)	9 Months Ended
May 31, 2022
Warrant Liability
Schedule of measured warrants

The following tables reflect the continuity of the Company’s liability measured warrants for the nine months ended May 31, 2022, and 2021:

Amount
$

Balance at August 31, 2020	14,135,321
Issued on conversion of convertible debt	1,103,661
Exercised	(1,271,947)
Change in fair value	(7,071,518)
Foreign exchange	1,129,258
Balance, May 31, 2021	8,024,775

Amount
$

Balance at August 31, 2021	4,868,703
Change in fair value	(4,667,583)
Foreign exchange	(65,371)
Balance, May 31, 2022	135,749

Schedule of outstanding warrants

The following tables reflects the continuity of the Company’s outstanding liability warrants for the nine months ended May 31, 2022, and 2021:

	Number of warrants	Weighted-average exercise price CAD
	#	$

Outstanding, August 31, 2020	2,405,369	9.60
Issued on conversion of convertible debt	175,331	7.50
Exercised	(747,129)	9.64
Expired	(222,842)	10.03
Outstanding as of May 31, 2021	1,610,729	9.30

	Number of warrants	Weighted-average exercise price CAD
	#	$

Outstanding, August 31, 2021	1,452,843	8.96
Expired	(123,159)	9.24
Outstanding as of May 31, 2022	1,329,684	8.93

Schedule of warrants issued and outstanding

The following table reflects the liability measured warrants issued and outstanding as of May 31, 2022:

		Warrants outstanding
Expiry date	Number outstanding	Average exercise price CAD	Average remaining contractual life (years)
December 20, 2022	29,066	27.00	0.56
March 20, 2023	27,777	13.50	0.80
March 30, 2023	46,909	13.50	0.83
March 31, 2023	17,222	13.50	0.83
May 27, 2023	130,304	13.50	0.99
July 8, 2024	445,982	7.50	2.11
July 25, 2024	401,624	7.50	2.15
August 8, 2024	230,800	7.50	2.19
	1,329,684	$8.93	1.90

The following table reflects the equity measured warrants issued and outstanding as of May 31, 2022:

		Warrants outstanding
Expiry date	Number outstanding	Average exercise price USD	Average remaining contractual life (years)
November 20, 2022	224,719	15.00	0.47
January 8, 2024	1,868,787	15.00	1.61
January 22, 2024	522,898	15.00	1.65
February 24, 2024	1,058,227	15.00	1.74
August 19, 2024	49,999	15.00	2.22
September 15, 2024	11,666	15.00	2.30
	3,736,296	$15.00	1.59